Equity and Remuneration to Shareholders - Summary of Equity Valuation Adjustments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous equity [abstract]
Adjustments to actuarial liabilities - Employee benefits	R$ (257)	R$ (235)	R$ (169)
Adjustments to actuarial liabilities - Employee benefits	(1,681)	(1,241)	(1,042)
Deemed cost of PP&E	611	639	685
Variation in fair value of financial asset available for sale			37
Subsidiaries, jointly-controlled entities and affiliated company	(1,070)	(602)	(320)
Equity valuation adjustments	(1,327)	R$ (837)	R$ (489)
Change is due to reversal	R$ 18